Interests in joint ventures (Tables)	12 Months Ended
Jun. 30, 2018
Interests In Joint Ventures
Schedule of financial information in joint ventures

Set out below is the summarized financial information for the joint ventures considered to be material to the Group:

	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	% of ownership interest	Book value of non-controlling interest	Goddwill and others	Book amount
06.30.18
Quality Invest S.A	4,888	2,820,477	64,283	648,184	2,112,898	50%	1,056,449	3,911	1,061,610
Tarshop	4,979,104	1,446,607	5,182,946	772,227	470,538	20%	94,108	-	94,108
06.30.17
Quality Invest S.A	17,804	1,486,497	82,300	466,009	955,992	50%	477,996	3,911	481,907
Tarshop	4,752,937	1,132,158	4,222,263	1,259,347	403,485	20%	80,697	-	80,694

	Revenues	Comprehensive income for the year	Cash from operating activities	Cash from investing activities	Cash from financing activities	Net increase (decrease) in cash and cash equivalents
06.30.18
Quality Invest S.A	12,538	1,078,880	(79,768)	(495)	80,270	7
Tarshop S.A.	3,854,868	67,073	(431,855)	(7,620)	395,160	(44,315)
06.30.17
Quality Invest S.A	26,435	237,304	(10,586)	(253)	10,833	(6)
Tarshop S.A.	1,622,801	26,033	(772,527)	(11,081)	808,132	24,524

Schedule of groups participation in the comprehensive results

Below is shown a detail of the investment and values of shares held by de Group in associates and joint ventures as of June 30, 2018 and 2017, as well as the Group's participation in the comprehensive results of these companies as of June 30, 2018, 2017 and 2016:

Name of the entity	% of ownership interest			Value of Company’s interest in equity		Company’s interest in comprehensive income
	06.30.18	06.30.17	06.30.16	06.30.18	06.30.17	06.30.18	06.30.17	06.30.16
Joint ventures
Quality Invest S.A.	50.00%	50.00%	50.00%	1,061,850	481,907	540,930	118,652	154,072
Nuevo Puerto Santa Fe S.A. (1)(5)	50.00%	50.00%	50.00%	181,493	111,908	78,424	20,374	61,244
La Rural S.A.(2)	50.00%	50.00%	-	92,923	113,365	13,728	15,314	-
Entertainment Holdings S.A.	-	-	50.00%	-	-	-	-	20,419
Entretenimiento Universal S.A	-	-	2.50%	-	-	-	-	11
Associates
Tarshop S.A.(2)	20.00%	20.00%	20.00%	94,108	80,694	13,415	5,207	(31,447)
Otra asociadas (3)				2,784	3,546	(6,972)	(6,844)	-
Total interests in associates and joint ventures (4)				1,433,158	791,420	639,525	152,703	204,299

Name of the entity	Place of business / Country of incorporation	Main activity	Common shares	Last financial statements issued
				Share capital (nominal value)	Income for the year	Equity
Joint ventures
Quality Invest S.A.	Argentina	Real estate	120,827,022	241,654	1,078,880	2,112,897
Nuevo Puerto Santa Fe S.A. (1)(5)	Argentina	Real estate	138,750	27,750	156,848	360,340
La Rural S.A. (2)	Argentina	Event organization and others	714,498	1,430	77,598	156,856
Associates
Tarshop S.A. (2)	Argentina	Consumer financing	48,759,288	598,796	67,073	470,538

(1)   Nominal value per share Ps. 100.

(2)   Correspond to profit for the fiscal year ended at June 30, 2018 and 2017.

(3)   Represents other individually non-significant associates.

(4)   Includes Ps 364 and Ps. 206. as of June 30, 2018 and 2017, respectively, in relation to the equity interest in Avenida Compras disclosed under. (See Note 19)

(5)   Include the necessary adjustments to arrive at balances under international financial reporting standards.

Schedule of group's investments in associates and joint ventures

Changes in the Group’s investments in associates and joint ventures for the years ended June 30, 2018 and 2017 were as follows:

	06.30.18	06.30.17
Beginning of the year	791,420	597,759
Profit sharing, net	639,525	152,703
Irrevocable contributions (Note 29)	43,574	3,000
Capital contributions (Note 29)	1,649	-
Dividends distributed (Note 29)	(43,010)	(20,284)
Incorporation as result of business combination, net (i)	-	47,852
Acquisitions of companies	-	10,390
End of the year (4)	1,433,158	791,420

(i)	In July 2016, the Group through IRSA Propiedades Comerciales acquired 20% shareholding in Entertainment Holdings S.A (EHSA). It also acquired 1.25% interest in Entretenimiento Universal S.A. (“ENUSA”). The amount paid for the acquisition was Ps. 53 million. As a result, the Group now holds 70% of the voting stock of EHSA (Note 4).